Operating Segments - Reconciliation Of Revenue From Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segments Adjusted EBITDA	$ 489,717	$ 518,968	$ 498,377
Corporate costs	(79,766)	(75,070)	(72,608)
Depreciation and amortization	(266,819)	(261,372)	(268,166)
Share-based compensation	(62,354)	(101,770)	0
Impairment expense on intangible assets	(1,887,223)	(324,145)	(130,420)
Restructuring and other costs	(64,132)	(25,883)	(20,640)
(Loss) / gain on disposal of subsidiaries and other assets, net	(1,359)	0	13,137
Other income / (expense), net	83,778	239,661	(40,805)
Interest expense, net	(126,628)	(165,827)	(164,788)
Loss from operations before taxes	$ (1,914,786)	$ (195,438)	$ (185,913)